Note 11 - Finance Expenses and Income - Interest Expense (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Financial instruments measured at amortized cost	R$ (520.9)	R$ (597.6)	R$ (477.6)
Financial instruments at fair value through profit or loss	(993.4)	(890.5)	(1,296.1)
Fair value hedge - hedged items			(19.7)
Fair value hedge - hedging instruments			1.9
Total	R$ (1,514.3)	R$ (1,488.1)	R$ (1,791.5)